Related party transactions - Related party transactions table (Details) - GBP (£)	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
UK Gas Distribution (Cadent)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest disposed	39.00%
Quadgas HoldCo Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest disposed	39.00%
Receivables due from associates	£ 352,000,000
Pension plan
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		£ 3,000,000	£ 5,000,000	£ 5,000,000
Joint ventures
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		79,000,000	101,000,000	151,000,000
Purchases of goods and services, related party transactions		35,000,000	61,000,000	26,000,000
Amounts receivable		263,000,000	255,000,000	584,000,000
Amounts payable		17,000,000	0	8,000,000
Interest income		0	2,000,000	5,000,000
Dividends received		49,000,000	34,000,000	30,000,000
Joint ventures | St William Homes LLP
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		14,000,000	38,000,000	139,000,000
Receivables due from joint ventures		241,000,000	242,000,000	325,000,000
Joint ventures | Emerald Energy Venture LLC
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		50,000,000	21,000,000	0
Joint ventures | NGET/SPT Upgrades Limited
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		6,000,000	32,000,000	2,000,000
Purchases of goods and services, related party transactions		5,000,000	58,000,000	26,000,000
Joint ventures | Nemo Link Limited
Disclosure of transactions between related parties [line items]
Dividends received		25,000,000	8,000,000	0
Receivables due from joint ventures		0	0	258,000,000
Joint ventures | BritNed Development Limited
Disclosure of transactions between related parties [line items]
Dividends received		18,000,000	25,000,000	30,000,000
Joint ventures | Quadgas HoldCo Limited
Disclosure of transactions between related parties [line items]
Receivables due from joint ventures		0
Associates
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		1,000,000	33,000,000	192,000,000
Purchases of goods and services, related party transactions		43,000,000	56,000,000	141,000,000
Amounts receivable		0	1,000,000	368,000,000
Amounts payable		3,000,000	4,000,000	12,000,000
Interest income		0	8,000,000	23,000,000
Dividends received		32,000,000	41,000,000	171,000,000
Associates | UK Gas Distribution (Cadent)
Disclosure of transactions between related parties [line items]
Proportion of ownership interest disposed	39.00%
Associates | Quadgas HoldCo Limited
Disclosure of transactions between related parties [line items]
Dividends received				133,000,000
Other income, sale of UK gas distribution business			31,000,000	52,000,000
Receivables due from associates			0	352,000,000
Associates | Millennium Pipeline Company LLC
Disclosure of transactions between related parties [line items]
Purchases of goods and services, related party transactions		41,000,000	31,000,000	30,000,000
Dividends received		£ 31,000,000	£ 32,000,000	£ 24,000,000